Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Debt securities in issue [line items]
Debt securities in issue	¥ 14,075,084	¥ 11,984,994
Sumitomo mitsui banking corporation [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,996,118	1,908,637
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue, Maturity year	2026
Debt securities in issue	¥ 59,998	59,997
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.17%
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.21%
Sumitomo mitsui banking corporation [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,549,515	1,292,198
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.30%
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	5.68%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 356,558	437,393
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	2.75%
Debt securities in issue		72,101
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 15,855	15,109
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	2.92%
Debt securities in issue	¥ 14,192	12,423
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | China Yuan [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Chinese yuan
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	3.20%
Debt securities in issue		19,416
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	3.31%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	2.90%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2045
Debt securities in issue, Interest rate	6.58%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2027
Debt securities in issue, Interest rate	4.79%
Other subsidiaries [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 2,743,786	2,349,114
Other subsidiaries [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue, Maturity year	2028
Debt securities in issue	¥ 20,000	20,000
Other subsidiaries [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	4.00%
Other subsidiaries [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	4.15%
Other subsidiaries [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,774,890	1,293,691
Other subsidiaries [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	0.00%
Other subsidiaries [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	5.91%
Other subsidiaries [member] | Unsubordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 162,395	148,425
Other subsidiaries [member] | Unsubordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 489,689	583,083
Other subsidiaries [member] | Unsubordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 313	380
Other subsidiaries [member] | Unsubordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 106,216	140,582
Other subsidiaries [member] | Unsubordinated bonds [Member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Indonesian rupiah
Debt securities in issue	¥ 11,204	1,782
Other subsidiaries [member] | Unsubordinated bonds [Member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Turkish lira
Debt securities in issue, Maturity year	2023
Debt securities in issue		177
Other subsidiaries [member] | Unsubordinated bonds [Member] | China Yuan [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Chinese yuan
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	0.00%
Debt securities in issue		18,629
Other subsidiaries [member] | Unsubordinated bonds [Member] | Indian, Rupees [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Indian rupee
Debt securities in issue	¥ 179,079	142,365
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	6.35%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	5.20%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Indian, Rupees [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	5.50%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2037
Debt securities in issue, Interest rate	4.68%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2029
Debt securities in issue, Interest rate	3.60%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	0.75%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2050
Debt securities in issue, Interest rate	11.10%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	9.25%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	15.00%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Indian, Rupees [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2033
Debt securities in issue, Interest rate	10.60%
SMFG [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 9,335,180	7,727,243
SMFG [member] | Subordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 666,755	462,082
SMFG [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 697,439	571,671
SMFG [member] | Subordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	2.14%
SMFG [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	0.47%
SMFG [member] | Subordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2043
Debt securities in issue, Interest rate	6.18%
SMFG [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2033
Debt securities in issue, Interest rate	1.76%
SMFG [member] | Unsubordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 6,731,140	5,741,299
SMFG [member] | Unsubordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 859,262	721,701
SMFG [member] | Unsubordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 115,540	104,673
SMFG [member] | Unsubordinated bonds [Member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	3.54%
Debt securities in issue	¥ 5,438	4,833
SMFG [member] | Unsubordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 259,606	¥ 120,984
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	0.51%
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	0.30%
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	3.40%
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2026
Debt securities in issue, Interest rate	0.55%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2052
Debt securities in issue, Interest rate	6.77%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2033
Debt securities in issue, Interest rate	4.49%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	5.60%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2034
Debt securities in issue, Interest rate	1.47%